Summary of significant accounting policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) contractType ¥ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 26, 2025 CNY (¥)	Dec. 31, 2024 USD ($) contractType ¥ / $
Summary of significant accounting policies
Accumulated deficit	¥ 7,603,001		¥ 6,670,686			$ 1,041,607
Current liabilities in excess of current assets	2,293,895
Net cash used in operating activities	¥ 430,279	$ 58,947	1,232,952	¥ 461,337
Financing Receivable, Term	6 months					6 months
Number of contract types | contractType	2					2
Advertising costs	¥ 30,657		17,651	11,800
Government Assistance, Award Amount	75,211		60,636	59,393
Employee social benefits expense	¥ 226,423		213,772	197,669
Conversion rate for translation of amounts (in RMB/USD) | ¥ / $	7.2993					7.2993
Statutory surplus	¥ 3,240		3,240
Accrued expenses and other current liabilities	5,833		0
Other non-current liabilities – third parties	98,002		48,792
Nonoperating Income (Expense)
Summary of significant accounting policies
Government grants	¥ 20,168		¥ 11,844	¥ 59,393
Products
Summary of significant accounting policies
VAT rate	6.00%	6.00%
Services
Summary of significant accounting policies
VAT rate	13.00%	13.00%
Related Party | Subsequent events
Summary of significant accounting policies
Face amount of debt					¥ 200,000